Risk Grades of Loan Portfolio (Parenthetical) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Composition of Loan Portfolio [Line Items]
Accretion of Discount (in Dollars)	$ 13,233,075	$ 22,220,790